                GENERAL AMERICAN LIFE INSURANCE COMPANY
                         PROSPECTUS SUPPLEMENT
                        DATED SEPTEMBER 20, 2000

These pages supplement General American Life Insurance Company's prospectus, dated May 1, 2000, for the Flexible Premium Life Insurance Policy. This supplement reflects changes to four of the underlying funds to which you are able to allocate premiums. For additional information regarding these funds, please refer to the underlying funds' prospectus. Unless otherwise stated, all changes are effective as of the date of this supplement. You should review this supplement and keep it with your prospectus and other important papers related to your policy. Capitalized terms in this supplement have the same meaning as set forth in the prospectus unless otherwise defined herein. Please contact your Agent / Registered Representative if you have any questions regarding this information.

CHANGES TO GENERAL AMERICAN CAPITAL COMPANY FUNDS

Subadvisory Services.  General American Capital Company's Asset
--------------------
Allocation Fund, Managed Equity Fund, Mid-Cap Equity Fund, and Small-Cap Equity Fund are subadvised by State Street Research & Management. State Street is responsible for day-to-day portfolio management for these funds.

Investment Objective.  The Capital Company's Small-Cap Equity Fund has
--------------------
changed from a passively managed to an actively managed fund. The fund's investment objective is to provide investors long-term growth of capital. The fund will invest primarily in small company value stocks.

OPERATING EXPENSES.  The Capital Company has lowered the investment
------------------
advisory fee for the S&P 500 Index Fund from an annual rate of 0.25% of assets to a graduated fee structure that, based on the fund's asset levels at the end of last year, is 0.0825%. In connection with its change from a passively managed fund to an actively managed fund, the Small-Cap Equity Fund's investment advisory fee has increased from an annual rate of 0.25% of assets to a graduated fee structure that, based on the fund's asset levels at the end of last year, is 0.75% of assets.

The following chart shows the operating expenses of the funds as reported for the fiscal year ending December 31, 1999. For the Capital Company's S&P 500 Index Fund and Small-Cap Equity Fund, the chart shows first what the fees would have been had the current fee structure been in place for 1999, and then shows the actual fees incurred under the fee structure that was then in effect. The investment advisory fees for the Capital Company's Managed Equity Fund, Asset Allocation Fund, and Mid-Cap Equity Fund will change effective January 6, 2002. These scheduled changes are described in the footnotes following the chart.

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                           ANNUAL FUND OPERATING EXPENSES<F1>
                         As a Percentage of Average Net Assets

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                                              INVESTMENT
              FUND                             ADVISORY /    OTHER
                                              MANAGEMENT   EXPENSES           TOTAL
                                                 FEE
----------------------------------------------------------------------------------------
                             GENERAL AMERICAN CAPITAL COMPANY
----------------------------------------------------------------------------------------
S&P 500 Index Fund                              .0825%       .05%           .1325%<F2>
                                           (.25% for 1999)               (.30% for 1999)
----------------------------------------------------------------------------------------
Money Market Fund                               .125%        .08%           .205%
----------------------------------------------------------------------------------------
Bond Index Fund                                 .25%         .05%           .30%
----------------------------------------------------------------------------------------
Managed Equity Fund                             .29%         .10%           .39%<F3>
----------------------------------------------------------------------------------------
Asset Allocation Fund                           .50%         .10%           .60%<F4>
----------------------------------------------------------------------------------------
International Index Fund                        .49%         .30%           .79%<F5>
----------------------------------------------------------------------------------------
Mid-Cap Equity Fund                             .54%         .10%           .64%<F6>
----------------------------------------------------------------------------------------
Small-Cap Equity Fund                           .75%         .05%           .80%<F7>
                                           (.25% for 1999)               (.30% for 1999)
----------------------------------------------------------------------------------------




                                1




----------------------------------------------------------------------------------------
                                 RUSSELL INSURANCE FUNDS
----------------------------------------------------------------------------------------
Multi-Style Equity Fund                         .74%         .18%           .92%<F8>
Aggressive Equity Fund                          .86%         .39%          1.25%<F9>
Non-U.S. Fund                                   .75%         .55%          1.30%<F10>
Core Bond Fund                                  .54%         .26%           .80%<F11>
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                          AMERICAN CENTURY VARIABLE PORTFOLIOS
----------------------------------------------------------------------------------------
Income & Growth Fund                            .70%         .00%           .70%
International Fund                             1.37%         .00%          1.37%
Value Fund                                     1.00%         .00%          1.00%
----------------------------------------------------------------------------------------
                              J.P. MORGAN SERIES TRUST II
----------------------------------------------------------------------------------------
Bond Portfolio                                  .30%         .45%           .75%
Small Company Portfolio                         .60%         .55%          1.15%
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                       FIDELITY VARIABLE INSURANCE PRODUCTS FUND
----------------------------------------------------------------------------------------
Equity-Income Portfolio                         .48%         .08%           .56%
Growth Portfolio                                .58%         .07%           .65%
Overseas Portfolio                              .73%         .14%           .87%
High Income Portfolio                           .58%         .11%           .69%
----------------------------------------------------------------------------------------
                      FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
----------------------------------------------------------------------------------------
Asset Manager                                   .53%         .09%           .62%
----------------------------------------------------------------------------------------
                     FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
----------------------------------------------------------------------------------------
Mid Cap Portfolio                               .97%         .00%           .97%
----------------------------------------------------------------------------------------
                           VAN ECK WORLDWIDE INSURANCE TRUST
----------------------------------------------------------------------------------------
Worldwide Hard Assets Fund                     1.00%         .34%          1.34%
Worldwide Emerging Markets Fund                1.00%         .26%          1.26%
----------------------------------------------------------------------------------------
                              SEI INSURANCE PRODUCTS TRUST
----------------------------------------------------------------------------------------
Large Cap Value Fund                            .35%         .50%           .85%<F12>
Large Cap Growth Fund                           .40%         .45%           .85%<F12>
Small Cap Value Fund                            .65%         .45%          1.10%<F12>
Small Cap Growth Fund                           .65%         .45%          1.10%<F12>
International Equity Fund                       .51%         .77%          1.28%<F12>
Emerging Markets Equity Fund                   1.05%         .90%          1.95%<F12>
Core Fixed Income Fund                          .28%         .32%           .60%<F12>
High Yield Bond Fund                            .49%         .36%           .85%<F12>
International Fixed Income Fund                 .40%         .60%          1.00%<F12>
Emerging Markets Debt Fund                      .85%         .50%          1.35%<F12>
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                             METROPOLITAN SERIES FUND, INC.
----------------------------------------------------------------------------------------
Janus Mid-Cap Portfolio                         .67%         .04%           .71%
T. Rowe Price Large Cap Growth Portfolio        .69%         .24%           .93%
T. Rowe Price Small Cap Growth Portfolio        .52%         .09%           .61%
----------------------------------------------------------------------------------------
                                NEW ENGLAND ZENITH FUND
----------------------------------------------------------------------------------------
Alger Equity Growth Series                      .80%         .00%           .80%
----------------------------------------------------------------------------------------


<F1> The Fund expenses shown above are collected from the underlying
Fund, and are not direct charges against the Separate Account assets or reductions from the Policy's Cash Value. These underlying Fund Expenses are taken into consideration in computing each Fund's net asset value, which is used to calculate the unit values in the Separate Account. The management fees and other expenses are more fully described in the prospectus of each individual Fund. The information relating to the Fund expenses was provided by the Fund and was not independently verified by General American. Except as otherwise specifically noted, the management fees and other expenses are not currently subject to fee waivers or expense reimbursements.

<F2> The investment management / advisory fees charged by the S&P 500
Index Fund are stated as a series of annual percentages of the average daily value of the net assets of the Funds. The percentages decrease with respect to assets of the Fund above certain amounts, as follows: first $500 million, 0.10%; next $250 million, 0.08%; balance over $750 million, 0.05%.


                                2


<F3>  The investment management / advisory fees charged by the Managed
Equity Fund are stated as a series of annual percentages of the average daily value of the net assets of the Fund. The percentages decrease with respect to assets of the Fund above certain amounts, as follows: first $10 million, 0.40%; next $20 million, 0.30%; balance over $30 million, 0.25%. Effective January 6, 2002, the investment management / advisory fees will be: first $250 million, 0.50%; next $500 million, 0.45%; balance over $750 million, 0.35%.

<F4>  The investment management / advisory fees charged by the Asset
Allocation Fund 0.50%. Effective January 6, 2002 the fee will be stated as a series of annual percentages of the average daily value of the net assets of the Fund. The percentages will decrease with respect to assets of the Fund above certain amounts, as follows: first $500 million, 0.55%; next $500 million, 0.45%; balance over $1 billion, 0.40%.

<F5>  The investment management / advisory fees charged by the
International Index Fund are stated as a series of annual percentages of the average daily value of the net assets of the Funds. The percentages decrease with respect to assets of the Fund above certain amounts, as follows: First $10 million, 0.50%; Next $20 million, 0.40%; Balance over $20 million, 0.30%.

<F6>  The investment management / advisory fees charged by the Mid-Cap
Equity Fund are stated as a series of annual percentages of the average daily value of the net assets of the Fund. The percentages decrease with respect to assets of the Fund above certain amounts, as follows: first $10 million, 0.55%; next $10 million, 0.45%; balance over $20 million, 0.40%. Effective January 6, 2002, the investment management / advisory fees will be: first $250 million, 0.55%; next $500 million, 0.50%; balance over $750 million, 0.45%.

<F7> The investment management / advisory fees charged by the Small-Cap
Equity Fund are stated as a series of annual percentages of the average daily value of the net assets of the Funds. The percentages decrease with respect to assets of the Fund above certain amounts, as follows: first $250 million, 0.75%; next $500 million, 0.65%; balance over $750 million, 0.60%.

<F8> The Manager has voluntarily agreed to waive a portion of its 0.78%
management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 0.92% of the Fund's average daily net assets on an annual basis, and to reimburse the Fund for all remaining expenses after fee waivers which exceed 0.92% of average daily net assets on an annual basis. The management fee waivers and reimbursements are intended to be in effect for 2000, but may be revised or eliminated at any time thereafter without notice to shareholders. Absent the waiver, the management fee would have been 0.78%, and total Fund expenses would have been 0.96% of average daily net assets.

<F9> The Manager has voluntarily agreed to waive a portion of its 0.95%
management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 1.25% of the Fund's average daily net assets on an annual basis, and to reimburse the Fund for all remaining expenses after fee waivers which exceed 1.25% of average daily net assets on an annual basis. The management fee waivers and reimbursements are intended to be in effect for 2000, but may be revised or eliminated at any time thereafter without notice to shareholders. Absent the waiver, the management fee would have been 0.95%, and total Fund expenses would have been 1.34% of average daily net assets.

<F10> The Manager has voluntarily agreed to waive a portion of its 0.95%
management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 1.30% of the Fund's average daily net assets on an annual basis, and to reimburse the Fund for all remaining expenses after fee waivers which exceed 1.30% of average daily net assets on an annual basis. The management fee waivers and reimbursements are intended to be in effect for 2000, but may be revised or eliminated at any time thereafter without notice to shareholders. Absent the waiver, the management fee would have been 0.95%, and total Fund expenses would have been 1.50% of average daily net assets.

<F11> The Manager has voluntarily agreed to waive a portion of its 0.60%
management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 0.80% of the Fund's average daily net assets on an annual basis, and to reimburse the Fund for all remaining expenses after fee waivers which exceed 0.80% of average daily net assets on an annual basis. The management fee waivers and reimbursements are intended to be in effect for 2000, but may be revised or eliminated at any time thereafter without notice to shareholders. Absent the waiver, the management fee would have been 0.60%, and total Fund expenses would have been 0.86% of average daily net assets.


                                3


<F12> The SEI VP Funds' total actual annual fund operating expenses for the current fiscal year are expected to be less than the maximum amount allowed because the Adviser will voluntarily waive a portion of its fee in order to keep total operating expenses at a specified level. The Adviser may discontinue all or part of its waiver at any time. With this fee waiver, the Funds' actual total operating expenses are expected to be the amounts shown in the table above. Absent the fee waiver, the Funds' total operating expenses would be: Large Cap Value Fund, 0.95%; Large Cap Growth Fund, 1.00%; Small Cap Value Fund, 1.20%; Small Cap Growth Fund, 1.20%; International Equity Fund, 1.41%; Emerging Markets Equity Fund, 2.34%; Core Fixed Income Fund, 0.70%; High Yield Bond Fund, 0.99%; International Fixed Income Fund, 1.31%; Emerging Markets Debt Fund, 1.95%.



                                4


